Note 10 - Retirement Plans - Assumptions Used to Measure (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Discount rate - projected benefit obligation	5.93%	5.63%	5.31%
Rate of compensation increase	3.00%	3.00%	3.00%